Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share	4 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares
Schedule of basic and diluted loss per common share [Abstract]
Net loss	$ (221,009)
Less: Income attributable to ordinary shares subject to possible redemption	(50,271)
Adjusted net loss	$ (271,280)
Weighted average shares outstanding, basic and diluted (in Shares) | shares	7,011,052	[1]
Basic and diluted net loss per ordinary share (in Dollars per share) | $ / shares	$ (0.04)	[2]

[1]	Excludes an aggregate of 23,753,855 shares subject to possible redemption.
[2]	Net loss per ordinary share – basic and diluted excludes income attributable to ordinary shares subject to possible redemption of $50,271 for the period from August 19, 2020 (inception) through December 31, 2020 (see Note 2).